LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Asset-Based Loan Facilities (Details)	Dec. 02, 2018 USD ($)	Nov. 16, 2018 USD ($)	Aug. 09, 2016 USD ($)	Jun. 22, 2016 USD ($)	Dec. 21, 2015 USD ($)	Nov. 30, 2019 USD ($)	Feb. 23, 2019 USD ($)	Feb. 24, 2018 USD ($)
Debt Instrument [Line Items]
Outstanding balance on letters of credit						$ 95,200,000	$ 143,000,000.0	$ 205,600,000
LOC Sub-facility
Debt Instrument [Line Items]
Outstanding balance on letters of credit						459,800,000	520,800,000
Line of credit | Asset-Based Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 4,000,000,000.0
Capitalized financing costs		13,500,000
Proceeds from lines of credit		$ 410,000,000		$ 300,000,000.0
Repayments of lines of credit	$ 610,000,000.0		$ 470,000,000.0
Amount of outstanding borrowings						$ 18,000,000.0	0	0
Covenant triggering threshold, percentage of aggregate commitments					10.00%
Covenant triggering threshold, excess availability amount					$ 250,000,000.0
Debt covenant, fixed charge coverage ratio					1.0
Line of credit | Asset-Based Loan Facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate		1.25%
Line of credit | Asset-Based Loan Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		1.75%
Letter of credit | LOC Sub-facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,975,000,000.0
Outstanding balance on letters of credit							$ 520,800,000	$ 576,800,000